Virtus Aviva Multi-Strategy Target Return Fund
Virtus Aviva Multi-Strategy Target Return Fund
Investment Objective
The fund has an investment objective of long-term total return.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 38 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 93 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Aviva Multi-Strategy Target Return Fund	Class A	Class C		Class I	Class R6	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Aviva Multi-Strategy Target Return Fund		Class A		Class C		Class I		Class R6		Class T
Management Fees		1.30%		1.30%		1.30%		1.30%		1.30%
Distribution and Service (12b-1) Fees		0.25%		1.00%		none		none		0.25%
Other Expenses		0.62%	[1]	0.56%	[1]	0.56%	[1]	0.54%	[2]	0.62%	[2]
Acquired Fund Fees and Expenses		0.07%		0.07%		0.07%		0.07%		0.07%
Total Annual Fund Operating Expenses	[3]	2.24%		2.93%		1.93%		1.91%		2.24%
Less: Fee Waiver and/or Expense Reimbursement	[4]	(0.48%)		(0.42%)		(0.42%)		(0.46%)		(0.48%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3],[4]	1.76%		2.51%		1.51%		1.45%		1.76%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through February 28, 2019. The fund's investment adviser also has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.69% for Class A Shares, 2.44% for Class C Shares, 1.44% for Class I Shares, 1.38% for Class R6 Shares and 1.69% for Class T Shares through February 28, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Aviva Multi-Strategy Target Return Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	744	1,192	1,665	2,967
Class C	Sold	354	867	1,506	3,222
Class I	Sold	154	565	1,003	2,220
Class R6	Sold	148	555	989	2,195
Class T	Sold	424	888	1,377	2,724

Expense Example, No Redemption - Virtus Aviva Multi-Strategy Target Return Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	744	1,192	1,665	2,967
Class C	Held	254	867	1,506	3,222
Class I	Held	154	565	1,003	2,220
Class R6	Held	148	555	989	2,195
Class T	Held	424	888	1,377	2,724

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to achieve its investment objective by identifying and pursuing multiple "strategies" of the fund's subadviser, which are investment ideas and opportunities across and within a wide range of asset classes. The fund will utilize a large range of investments, including fixed income, currencies, equity, convertible securities (including contingent convertible securities), money market instruments, bank deposits, depositary receipts, collective investment vehicles, exchange-traded funds (ETFs) and derivative instruments to pursue its objective.

Equity securities in which the fund invests will be of issuers of any market capitalization. Fixed income investments may be in bonds without regard to maturity or credit quality, including high-yield/high-risk securities (so-called "junk bonds"). Derivatives will be used extensively and may include futures, options, swaps, swaptions, total return swaps, foreign exchange options and forwards. The fund's investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging markets countries and securities denominated in a currency other than the U.S. dollar. From time to time, the fund's portfolio may be focused in a particular market sector where the subadviser believes the best opportunities reside.

The fund may take both long and synthetic short positions through the use of derivatives. Derivative usage may include but is not limited to derivatives on interest rates, inflation rates, bonds, credit, equity, financial indices, volatility, dividend payments and currencies. Derivatives usage may be for the purposes of hedging, efficient portfolio management, or investment and may be exchange traded or traded off exchange through market counterparties. Certain of the derivatives used by the fund may be considered commodity interests under the Commodity Exchange Act and related regulations, and the fund's use of such investments may cause the fund to be deemed a commodity pool subject to regulation.

The fund seeks to generate a positive return of 5% per annum above the Fed Funds Target Rate, on a gross of fees basis, on average, over rolling three year periods, with a portfolio volatility target of less than half the volatility of global equities, measured over the same rolling three year periods. To do so, the subadviser selects strategies based on views on asset classes, sectors, currencies, interest rates, inflation, and volatility. These strategies will be actively managed and will adjust over time, and may result in a high degree of portfolio turnover.

The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>      Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>      Commodity Pool Risk.  The risk that the fund's regulation as a commodity pool under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures Trading Commission ("CFTC") will subject the fund to additional costs and/or affect the operations of the fund.

>      Contingent Convertible Securities Risk.  The risk that the financial strength of the issuer of a contingent convertible security held by the fund will decline in a prescribed way or regulatory actions trigger a conversion event, causing the value of the fund's investment in the security to decrease, perhaps significantly.

>      Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

>      Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>      Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>      Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund's shares.

>      Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>      Derivatives Risk.  The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns.

>      Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>      Foreign Currency Transactions Risk.  The risk that the fund's transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>      Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>      Interest Rate Risk.  The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>      Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

>      Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

>      Portfolio Turnover Risk.  The risk that the fund's principal investment strategies will result in a consistently high portfolio turnover rate. See the "Portfolio Turnover" section above for more information about the impact that portfolio turnover can have on your investment.

>      Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>      Short Sales Risk.  The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>      Short-Term Investments Risk.  The risk that the fund's short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund's principal investment strategies.

>      Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares have not begun operations as of the date of this prospectus.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad measure of market performance. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	Q4/2016:	3.53%	Worst Quarter:	Q1/2016:	-2.13%

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Aviva Multi-Strategy Target Return Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	(2.13%)	(0.79%)	Jul. 20, 2015
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	(2.18%)	(1.00%)	Jul. 20, 2015
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(1.17%)	(0.68%)	Jul. 20, 2015
Class I | The U.S. Treasury Federal Funds Rate	The U.S. Treasury Federal Funds Rate (reflects no deduction for fees, expenses or taxes)		0.42%	Jul. 20, 2015
Class A	Return Before Taxes	(7.92%)	(3.43%)	Jul. 20, 2015
Class A | The U.S. Treasury Federal Funds Rate	The U.S. Treasury Federal Funds Rate (reflects no deduction for fees, expenses or taxes)		0.42%	Jul. 20, 2015
Class C	Return Before Taxes	(3.03%)	(1.76%)	Jul. 20, 2015
Class C | The U.S. Treasury Federal Funds Rate	The U.S. Treasury Federal Funds Rate (reflects no deduction for fees, expenses or taxes)		0.42%	Jul. 20, 2015
Class R6	Return Before Taxes	(2.02%)	0.90%	Nov. 03, 2016
Class R6 | The U.S. Treasury Federal Funds Rate	The U.S. Treasury Federal Funds Rate (reflects no deduction for fees, expenses or taxes)		0.64%	Nov. 03, 2016
The U.S. Treasury Federal Funds Rate	The U.S. Treasury Federal Funds Rate (reflects no deduction for fees, expenses or taxes)	0.69%

The U.S. Treasury Federal Funds Rate is the interest rate paid on overnight loans made between depository institutions. Rates shown are the weighted average of rates on brokered trades and represent the arithmetic mean of daily rates for a given period of time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.